Restructuring Charges - Restructuring Charges Less Releases Recorded in Liabilities Per Line Item in Statement of Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	$ 6	$ 1	$ 68
Cost of Revenue [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	0	3	18
Selling, General and Administrative [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	7	10	9
Research and Development [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	0	(12)	41
Other Income (Expense) [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	$ (1)	$ 0	$ 0